CASH AND CASH EQUIVALENTS, MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2025
CASH AND CASH EQUIVALENTS, MARKETABLE SECURITIES
CASH AND CASH EQUIVALENTS, MARKETABLE SECURITIES

NOTE 5 - CASH AND CASH EQUIVALENTS, MARKETABLE SECURITIES

CASH AND CASH EQUIVALENTS

Financial investments are substantially represented by fixed income investment funds with remuneration close to the Interbank Deposit Certificate (CDI) and can be redeemed at any time without prejudice to the appropriate remuneration.

			Change
	12/31/2025	12/31/2024	$	%

Banks	3	26	(23)	(88)%
	3	26	(23)	(88)%